     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION FEBRUARY 28, 1997.

                                                              File Nos. 2-21640/
                                                                        811-1231

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No.                                     [   ]

 Post-Effective Amendment No. 65                                 [ X ]

                                 and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 Amendment No. 27                                                [ X ]


                        KEYSTONE INTERNATIONAL FUND INC.
                        --------------------------------
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
               ---------------------------------------------------
                                 (617) 210-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
               ---------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ X ]  immediately upon filing pursuant to paragraph (b)

[   ]  on (date) pursuant to paragraph (b)

[   ]  60 days after filing pursuant to paragraph (a)(1)

[   ]  on (date) pursuant to paragraph (a)(1)

[   ]  75 days after filing pursuant to paragraph (a)(2)

[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


     The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on December 20, 1996.

                        KEYSTONE INTERNATIONAL FUND INC.

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 65
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 65 to Registrant's Registration Statement No. 2-21640/81-1231 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                        KEYSTONE INTERNATIONAL FUND INC.

Cross-Reference Sheet pursuant to Rule 404 and 495 under the Securities Act of 1933.

Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------
    1               Cover Page

    2               Expense Information

    3               Financial Highlights
                    Performance Data

    4               Additional Investment Information
                    Cover Page
                    Fund Description
                    Fund Objectives and Policies
                    Investment Restrictions
                    Risk Factors

    5               Fund Management and Expenses

    5A              Not applicable

    6               Fund Description
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services

    7               Distribution Plan
                    How to Buy Shares
                    Pricing Shares
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable


Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           -------------------------------------------
    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Restrictions
                    Appendix

    14              Directors and Officers

    15              Additional Information

    16              Additional Information
                    Distribution Plan
                    Expenses
                    Investment Adviser
                    Principal Underwriter
                    Sales Charges
                    Service Providers

    17              Brokerage

    18              Articles of Incorporation

    19              Valuation of Securities
                    Distribution Plan
                    Additional Information

    20              Distributions and Taxes

    21              Principal Underwriter

    22              Standardized Total Return and Yield
                      Quotations

    23              Financial Statements

                        KEYSTONE INTERNATIONAL FUND INC.

                                     PART A

                                   PROSPECTUS

--------------------------------------------------------------------------------
PROSPECTUS                                                     FEBRUARY 28, 1997
--------------------------------------------------------------------------------
                       KEYSTONE INTERNATIONAL FUND INC.
            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                        CALL TOLL FREE 1-800-343-2898
--------------------------------------------------------------------------------

    Keystone International Fund Inc. (the "Fund") is a mutual fund whose primary investment objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income.


    In pursuing its investment objectives, the Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may, however, invest a portion of its assets in equity securities of companies located in certain emerging markets countries. Under normal circumstances, the Fund invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the United States). While the Fund focuses on equity securities, it may invest a portion of its assets in debt securities issued by public or private issuers.

    Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. With certain exceptions, the Fund imposes a deferred sales charge, which declines from 4.00% to 1.00%, if you redeem your shares within four years of purchase.


    The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") under which it bears some of the costs of selling its shares to the public.

    This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

    Additional information about the Fund is contained in a statement of additional information dated February 28, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

----------------------------------------------------------------------------------------------------------------
                                             TABLE OF CONTENTS
----------------------------------------------------------------------------------------------------------------
                                                    Page                                                  Page
Expense Information ................................   2  Distribution Plan ..............................  11
Financial Highlights ...............................   3  How to Buy Shares ..............................  13
Fund Description ...................................   4  How to Redeem Shares ...........................  14
Fund Objectives and Policies .......................   4  Shareholder Services ...........................  15
Investment Restrictions ............................   5  Performance Data ...............................  17
Risk Factors .......................................   6  Fund Shares ....................................  17
Pricing Shares .....................................   8  Additional Information .........................  17
Dividends and Taxes ................................   8  Additional Investment Information .............  (i)
Fund Management and Expenses .......................   9
----------------------------------------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                             EXPENSE INFORMATION
                       KEYSTONE INTERNATIONAL FUND INC.

    The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."


SHAREHOLDER TRANSACTION EXPENSES
      Maximum Deferred Sales Charge(1) .....................       4.00%
        (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)

ANNUAL FUND OPERATING EXPENSES(2)
(as a percentage of average net assets)
      Management Fee .......................................       0.75%
      12b-1 Fees(3) ........................................       1.00%
      Other Expenses .......................................       0.68%
                                                                   ----
      Total Fund Operating Expenses ........................       2.43%
                                                                   ====

EXAMPLE(4)                                                            1 YEAR           3 YEARS         5 YEARS         10 YEARS
                                                                      ------           -------         -------         --------
You would pay the following expenses on a $1,000 investment, assuming
  (1) a 5% annual return and (2) redemption at the end of each period   $65              $96             $130            $277


You would pay the following expenses on the same investment,
  assuming no redemption ........................................       $25              $76             $130            $277

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


----------
(1) The deferred sales charge declines from 4% to 1% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.
(2) Expense ratios are for the Fund's fiscal year ended October 31, 1996. Total Fund Operating Expenses include indirectly paid expenses.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD").
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of the example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                       KEYSTONE INTERNATIONAL FUND INC.

     (For a share outstanding throughout each year) The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                               YEAR ENDED       ONE MONTH
                               OCTOBER 31,        ENDED                            YEAR ENDED SEPTEMBER 30,
                            ------------------  OCTOBER 31,  -----------------------------------------------------------------------
                               1996      1995      1994(d)    1994(d)  1993(d)  1992(d)  1991     1990     1989     1988     1987
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF YEAR ........   $ 7.11    $ 7.77     $ 7.67     $ 7.08   $ 6.01   $ 5.91  $ 5.35   $ 7.51   $ 6.66  $ 9.53    $ 8.05
                              ------    ------     ------     ------   ------   ------  ------   ------   ------   ------   ------
Income from investment
 operations:
Net investment income .....    (0.02)     0.07          0          0    (0.03)   (0.01)  (0.01)   (0.07)   (0.14)    0.03        0
Net realized and
 unrealized gains (losses)
 on investments and
 foreign currency related
 transactions .............     0.75      0.05       0.10       0.62     1.14     0.34    0.83    (1.74)    1.06    (1.60)    2.65
                              ------    ------     ------     ------   ------   ------  ------   ------   ------   ------   ------
Total from investment
 operations ...............     0.73      0.12       0.10       0.62     1.11     0.33    0.82    (1.81)    0.92    (1.57 )   2.65
                              ------    ------     ------     ------   ------   ------  ------   ------   ------   ------   ------
Less distributions from:
Net investment income .....    (0.09)    (0.04)         0      (0.02)       0        0       0        0    (0.07)   (0.08)   (0.06)
In excess of net
 investment income ........    (0.01)        0          0      (0.01)   (0.04)   (0.23)  (0.03)       0        0        0        0
Net realized gains on
 investments and foreign
 currency related
 transactions .............    (0.05)    (0.74)         0          0        0        0   (0.23)   (0.35)       0    (1.22)   (1.11)
                              ------    ------     ------     ------   ------   ------  ------   ------   ------   ------   ------
Total distributions .......    (0.15)    (0.78)         0      (0.03)   (0.04)   (0.23)  (0.26)   (0.35)   (0.07)   (1.30)   (1.17)
                              ------    ------     ------     ------   ------   ------  ------   ------   ------   ------   ------
NET ASSET VALUE END OF YEAR   $ 7.69    $ 7.11     $ 7.77     $ 7.67   $ 7.08   $ 6.01  $ 5.91   $ 5.35   $ 7.51   $ 6.66   $ 9.53
                              ======    ======     ======     ======   ======   ======  ======   ======   ======   ======   ======
TOTAL RETURN (a) ..........   10.47%     2.19%      1.30%      8.75%   18.59%    5.78%  15.59%  (25.12%)  13.55%  (15.55%)   39.96%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses ......        2.43%(b)  2.57%(b)   2.52% (c)  2.54%    2.94%    3.41%   3.14%    2.92%    2.65%    2.04%     2.17%
  Net investment income       (0.21%)    0.88%     (0.20%)(c)  0.01%   (0.46%)  (0.09%) (0.07%)  (0.51%)  (0.79%)   0.33%    (0.04%)
Portfolio turnover rate          52%       76%         2%       121%      68%      74%     85%      42%      42%      60%       61%
Average commission rate
 paid .....................  $0.0011       N/A        N/A        N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
Net assets end of year
 (thousands) .............. $147,911  $128,674   $157,929   $154,529 $111,752  $64,135 $72,923  $73,768 $121,047 $115,712 $173,319

(a) Excluding applicable sales charges.
(b) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.42% and 2.56% for the years ended October 31, 1996 and 1995, respectively.
(c) Annualized.
(d) Calculation based on average shares outstanding.

--------------------------------------------------------------------------------
FUND DESCRIPTION
--------------------------------------------------------------------------------

  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was incorporated in 1963 under the laws of Massachusetts. It is the successor to Keystone International Fund Ltd., which was incorporated in 1954 under the Companies Act of Canada. From 1968 to 1979, the Fund was named the Polaris Fund Inc. The Fund is one of more than thirty funds advised or managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.

--------------------------------------------------------------------------------
FUND OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


  The Fund's primary objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income.


  The Fund's objectives are fundamental and cannot be changed without the approval of a majority of the Fund's outstanding shares (as defined in the 1940 Act, which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority")).

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objectives.


PRINCIPAL INVESTMENTS
  In pursuing its investment objectives, the Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of Eastern Europe. Countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the International Bank for Reconstruction and Development (the World Bank).

  Under normal circumstances, the Fund invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the United States ("U.S.")). For this purpose, a company is deemed to be located in a particular country if (i) it is organized under the laws of that country;
(ii) its principal securities trading market is in that country; (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country; or (iv) it has at least 50% of its assets located in that country.


  Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.

OTHER ELIGIBLE INVESTMENTS
  While the Fund focuses on equity securities, it may invest a portion of its assets in debt securities issued by public or private issuers with any rating or that are unrated; provided, however, that the Fund may only invest up to 10% of its total assets in debt securities rated below investment grade; i.e., BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor's Service ("Moody's").

  The Fund may also invest in payment-in-kind ("PIK") securities issued by public or private issuers, as well as preferred stocks, convertible securities, and rights and warrants to purchase common stocks, when Keystone determines that such investment is consistent with the Fund's investment objectives.

  When market conditions warrant, the Fund may invest up to 100% of its assets for temporary or defensive purposes in short-term investments. Such short-term investments, which must mature within one year of their purchase, consist of the following: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by S&P), PRIME-1 (the highest grade given by Moody's) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations with at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that, at the date of investment, are rated A or better by S&P or Moody's; (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.; and (5) repurchase agreements and reverse repurchase agreements for such instruments. When the Fund invests for defensive purposes, its seeks to limit the loss of principal and is not pursuing its investment objectives.


  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Directors has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.


  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Directors will consider what action, if any, is appropriate.


  The Fund may (1) enter into repurchase and reverse repurchase agreements; (2) lend portfolio securities; (3) purchase and sell securities and currencies on a when issued and delayed delivery basis and a forward commitment basis; (4) write covered call and put options; (5) purchase call and put options to close out existing positions; (6) enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation; and (7) employ new investment techniques with respect to options or financial futures contracts and related options. The Fund will supplement its prospectus if appropriate in the event it employs such new techniques.


  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information.

  The Fund may not do the following: (1) generally, invest more than 5% of its total assets, computed at market value at the time of purchase, in the securities of any one issuer; and (2) borrow money, except from banks and/or enter into reverse repurchase agreements for emergency or extraordinary purposes in aggregate amounts up to 10% of the Fund's gross assets, provided that no additional investments shall be made at any time that outstanding borrowings (including amounts payable under reverse repurchase agreements) exceed 5% of the Fund's gross assets.

  The Fund intends to follow policies of the Securities and Exchange Commission, as they are adopted from time to time, with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.


  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Board of Directors was to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.


--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------

  Like any investment, your investment in the Fund involves some degree of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.


  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  FUND RISKS. The Fund seeks to provide long-term growth of capital and modest income through an internationally varied portfolio of investments. The Fund is best suited for investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is growth oriented. The Fund involves risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

  The Fund does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in international securities.


  FOREIGN RISK. Investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.


  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. These risks are carefully considered by Keystone prior to the purchase of these securities.


  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

BELOW-INVESTMENT GRADE BONDS
  The Fund currently has the authority to invest up to 10% of its assets in high yield, high risk bonds and similar securities. The degree to which the Fund will hold such securities will, among other things, depend upon Keystone's economic forecast and its judgment as to the comparative values offered by high yield, high risk securities and higher quality issues.

  The Fund intends to invest a portion of its assets aggressively and seeks to maximize return on such assets over time from a combination of many factors, including high current income and capital appreciation from high yield, high risk securities. Such aggressive investing involves risks that are greater than the risks of investing in higher quality debt securities.

  Investment in higher yielding, higher risk securities involves the following risks:

(1) securities rated BB or lower by S&P or Ba or lower by Moody's (or comparable unrated securities) are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments;
(2) the value of high yield, high risk securities may be more susceptible to real or perceived adverse economic, company, or industry conditions than is the case for higher quality securities;
(3) adverse market, credit, or economic conditions could make it difficult at certain times to sell certain high yield, high risk securities held by the Fund;
(4) the secondary market for high yield, high risk securities may be less liquid than the secondary market for higher quality securities, which may affect the value of certain high yield, high risk securities held by the Fund at certain times; and
(5) zero coupon and PIK high yield, high risk securities may be subject to greater changes in value due to market conditions, the absence of a cash interest payment, and the tendency of issuers of such securities to have weaker overall credit conditions than issuers of other high yield, high risk securities.

  While these risks provide the opportunity for the Fund to maximize return over time on a portion of its assets, they may result in greater upward and downward movement of the net asset value per share of the Fund. As a result, they should be carefully considered by investors.

  The high yield, high risk securities in which the Fund may invest generally will be rated BB or lower by S&P or Ba or lower by Moody's. If unrated, such securities will be deemed by Keystone to be of comparable quality. The Fund may invest in securities that are rated (or unrated but of comparable quality to securities rated) as low as D by S&P and C- by Moody's. The descriptions at the back of this prospectus describe the S&P and Moody's rating categories.


  The Fund intends to invest in D rated debt (or unrated securities deemed to be of comparable quality to D rated debt) only in cases when, in Keystone's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.


  Since the Fund intends to take an aggressive approach to investing a portion of its assets, Keystone will attempt to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts, and economic analysis. Keystone's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earnings prospects, and the quality of management of the issuer. In making investment recommendations, Keystone also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, percentage of zeros and PIKs, percentage of non-accruing items, and yield to maturity.

  Keystone may consider the ratings of Moody's and S&P assigned to various securities, but will not rely on ratings assigned by Moody's and S&P for the following reasons: (1) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; (2) there can be large differences among the current financial conditions of issuers within the same rating category; and (3) a large portion of the high yield, high risk securities in which the Fund will invest will be unrated.

  Income and yields on high yield, high risk securities, as on all securities, will fluctuate over time.

--------------------------------------------------------------------------------
PRICING SHARES
--------------------------------------------------------------------------------

  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities, and dividing the result by the number of shares outstanding.

  The Fund values its short-term investments as follows:


(1) short-term investments purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

(2) short-term investments with maturities of more than sixty days for which market quotations are readily available are valued at market value; and

(3) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.


  All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Board of Directors.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

  The Fund has qualified and intends to qualify in the future as a regulated investment company (a "RIC") under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income and net capital gains, if any, at least annually. Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes. Any taxable dividend declared in October, November, or December to shareholders of record in such a month, and paid by the following January 31, will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared.


  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year. Dividends and distributions may also be subject to state and local taxes.


  In addition, if more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both dividends paid by the Fund and the amount the Fund advises him is his pro rata portion of taxes withheld by foreign governments from interest and dividends paid on the Fund's foreign investments. A shareholder will be entitled to take, however, his share of the amount of any foreign taxes withheld as a credit against his U.S. income tax or to treat his share of the foreign tax withheld as an itemized deduction from his gross income.

--------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
--------------------------------------------------------------------------------

FUND MANAGEMENT
  The Fund's Board of Directors has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Directors, Keystone provides investment advice, management and administrative services to the Fund.


INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of First Union Keystone, Inc. ("First Union Keystone"). First Union Keystone provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Families of Funds. Both Keystone and First Union Keystone are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  On December 11, 1996, First Union Keystone, succeeded to the business of a corporation under different ownership. First Union Keystone is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of December 31, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996, belonging to a wide range of clients, including the Evergreen Family of Funds.


  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                     AGGREGATE NET ASSET VALUE
MANAGEMENT                                                       OF THE SHARES
FEE                                                                OF THE FUND
------------------------------------------------------------------------------
0.75% of the first                                          $200,000,000, plus
0.65% of the next                                           $200,000,000, plus
0.55% of the next                                           $200,000,000, plus
0.45% of amounts over                                       $600,000,000;


computed as of the close of business each business day and payable monthly.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors or by the vote of shareholders of the Fund. In addition, the terms and annual continuance of the Advisory Agreement must be approved by the vote of a majority of the Independent Directors (Directors who are not interested persons (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment," as defined in the 1940 Act.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaced Evergreen Keystone Investment Services, Inc. (formerly, Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions. EKD is located at 125 W. 55th Street, New York, New York 10019.

SUB-ADMINISTRATOR
  BISYS provides officers and certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives a fee from Keystone at the maximum annual rate of .01% of the average daily net assets of the Fund. BISYS is located at 3435 Stelzer Road, Columbus, OH 43219.

CODE OF ETHICS
  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER
  Gilman C. Gunn has been the Fund's portfolio manager since 1991. Mr. Gunn is Chief Investment Officer -- International for Keystone. He has more than 23 years of investment experience. Prior to joining Keystone, Mr. Gunn headed the investment department at Citibank in New York.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and distribution plan fees described in this prospectus, the principal expenses that the Fund is expected to pay include, but are not limited to, transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; fees and expenses of its Independent Directors; fees of legal counsel to the Fund and to its Independent Directors; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes. For the fiscal year ended October 31, 1996, the Fund paid expenses, including indirectly paid expenses, equal to 2.43% of its average net assets.

  During the fiscal year ended October 31, 1996, the Fund paid or accrued to Keystone Management, Inc., the Fund's former investment manager, investment management fees of $1,076,770 (0.75% of the Fund's average daily net assets). Of such amount, $915,255 was paid to Keystone for its investment advisory services to the Fund. During the same period, the Fund paid or accrued $24,157 to Keystone Investments for certain accounting services and $624,905 to Evergreen Keystone Service Company (formerly, Keystone Investor Resource Center, Inc.) ("EKSC"), for services rendered as the Fund's transfer and dividend disbursing agent. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


SECURITIES TRANSACTIONS
  Under policies established by the Fund's Board of Directors, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers may, from time to time, be affiliated with the Fund, Keystone, the Principal Underwriter, or their affiliates. The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended October 31, 1996 and 1995 were 52% and 76%, respectively. For further information about brokerage and distributions, see the statement of additional information.


--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder services fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.


  Payments under the Distribution Plan are currently made to the Principal Underwriter or its predecessor (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold, (2) as shareholder service fees in respect of shares maintained by the recipients and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to the Principal Underwriter and its predecessor in the aggregate may not exceed the annual limitations referred to above.


  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4% of the price paid for each Fund share sold. In addition, the Principal Underwriter generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods. See also "Arrangements with Broker-Dealers and Others" below.

  The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

  If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse the Principal Underwriter or its predecessor for Advances, the Principal Underwriter and its predecessor intend to seek full reimbursement for such Advances from the Fund (together with interest at the rate of prime plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Fund's Independent Directors authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

  As of October 31, 1996, the maximum uncollected amount for which EKIS, the predecessor of the Principal Underwriter, may seek payment from the Fund under its Distribution Plan was $1,906,898 (1.29% of the Fund's net assets).

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Directors quarterly. The Independent Directors may require or approve changes in the operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

  The Distribution Plan may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, the Principal Underwriter or its predecessor will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Directors and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to broker-dealers, the Principal Underwriter may, at its own expense, periodically sponsor programs that offer additional compensation in connection with sales of shares of the Fund. Participation in such programs may be available to all broker-dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of shares. Additional compensation may also include financial assistance to broker-dealers in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.

  The Principal Underwriter may also pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of payments allowed to broker-dealers for the sale of shares, as described above.

  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Directors will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

--------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------

  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter.

  In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in Fund shares in any amount may be made by check, by wiring Federal funds, direct deposit, or by an electronic funds transfer ("EFT").

  The Fund's shares are sold at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000, except for purchases by participants in certain retirement plans for which the minimum is waived. There is no minimum for subsequent purchases. Purchase payments are fully invested at net asset value. There are no sales charges on purchases of Fund shares at the time of purchase.


CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares of the Fund are redeemed within four calendar years after their purchase, the Fund may charge a CDSC as follows:

During the calendar year of purchase ................................... 4.00%
During the first calendar year after the
  year of purchase ..................................................... 3.00%
During the second calendar year after
  the year of purchase ................................................. 2.00%
During the third calendar year after
  the year of purchase ................................................. 1.00%
Thereafter ............................................................. 0.00%

  If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. CDSCs are, to the extent permitted by the NASD, paid to the Principal Underwriter or its predecessor.

  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. With respect to shares purchased after January 1, 1997, no CDSC is imposed when a shareholder redeems amounts derived from (1) increases in the value of the shares redeemed above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.


  Upon request for redemption, shares not subject to a CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. No CDSC is payable on permitted exchanges of shares between the funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of purchase of the shares being acquired by exchange is deemed to be the date the shares being tendered for exchange were originally purchased.


WAIVER OF DEFERRED SALES CHARGE
  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401
(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain Directors, Trustees, officers, and employees of the Fund, First Union Keystone, Keystone, and certain of their affiliates; (2) registered representatives of firms with dealer agreements with the Principal Underwriter; and (3) a bank or trust company acting as trustee for a single account. For more details, see the statement of additional information.


--------------------------------------------------------------------------------
HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

  You may redeem Fund shares for cash at the redemption value by writing to the Fund, c/o Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed, as described below.

  You may also redeem your shares through your broker-dealer. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. The Fund may impose a CDSC at the time of redemption of certain shares as explained under "How to Buy Shares." If imposed, the Fund deducts the CDSC from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent by electronic funds transfer promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC, will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND EKSC'S POLICIES. The Fund and EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption or repurchase order, but the shareholder has not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from the shareholder and process the order the day it receives such information.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth above.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value falls below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

GENERAL
  The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


  Except as otherwise noted, neither the Fund, EKSC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder over the Keystone Automated Response Line ("KARL") or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, EKSC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that EKSC reasonably believes to be genuine.


  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

  Details on all shareholder services may be obtained from EKSC by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers shareholders specific fund account information and price and yield quotations as well as the ability to effect account transactions, including investments, exchanges, and redemptions. Shareholders may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange shares of the Fund for shares of any of the other funds in the Keystone Classic Fund Family, on the basis of their respective net asset values, by calling toll free 1-800-343-2898 or by writing to Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of any of the funds in the Keystone Classic Fund Family, other than Keystone Precious Metals Holdings, Inc. ("KPMH"). In order to exchange for shares of KPMH, a shareholder must have held such fund shares for a period of at least six months. There is no fee for exchanges. If the shares being tendered for exchange have been held for less than four years and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to charge for any exchange upon notice to shareholders pursuant to applicable law.


  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


RETIREMENT PLANS
  The Fund has various retirement plans available to investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call EKSC toll free at 1-800-247-4075 or write to EKSC at P.O. Box 2121, Boston, Massachusetts 02106-2121.


AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call Keystone. Please include your account numbers. Termination of an Automatic Investment Plan may take up to 30 days.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder's account when the Systematic Income Plan was opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of a shareholder's account.

OTHER SERVICES
  Under certain circumstances, shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

--------------------------------------------------------------------------------
PERFORMANCE DATA
--------------------------------------------------------------------------------


  From time to time, the Fund may advertise "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL EARNINGS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the CDSC is reflected in the applicable years.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. The Fund presently does not intend to advertise current yield.


  The Fund may include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates, or other industry publications.

--------------------------------------------------------------------------------
FUND SHARES
--------------------------------------------------------------------------------

  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged, as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable, and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares. The Fund is required to hold annual meetings of shareholders.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

--------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------

  The Fund may engage in the following investment practices to the extent described in the prospectus and statement of additional information.

CORPORATE BOND RATINGS
  Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities are usually defined as Baa or lower by Moody's or BBB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where in Keystone's judgment there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Caa by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Directors of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements. As a general matter, the Fund anticipates that not more than 10% of its assets will be invested in repurchase agreements. However, during temporary defensive periods, up to 50% of the Fund's net assets may be so invested.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Fund may invest its assets in securities principally traded in securities markets outside the U.S. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market countries companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, particularly with respect to companies in the formerly communist countries of Eastern Europe, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the U.S.). These risks are carefully considered by Keystone prior to the purchase of these securities.

"WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS
  The Fund may also purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of purchase. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. The Fund may also enter into foreign currency forward contracts which are described in more detail in the section entitled "Foreign Currency Transactions." When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued, delayed delivery and forward commitment transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. The SEC has established certain requirements to assure that the Fund is able to meet its obligations under these contracts, for example a separate account of liquid assets equal to the value of such purchase commitments may be maintained until payment is made. When issued, delayed delivery and forward commitment transactions are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in any of these transactions, it will do so for the purpose of acquiring portfolio securities or currencies consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

o Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

o Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

o Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of a another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

o Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

o Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. However, the Fund does not expect that this will occur.

  The principal reason for writing call options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

  PURCHASING OPTIONS. The Fund may purchase call options for the purpose of offsetting previously written call options of the same series.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

  Options on some securities are relatively new and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objectives.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options are currently traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the SEC is of the view that the premiums the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies pertaining to illiquid investments.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract, usually the Fund will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

PAYMENT-IN-KIND SECURITIES
  Payment-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

  PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

  An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

  As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

  Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

  Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital. Sixty-eight percent of the PIK debentures issued prior to 1987 have already been redeemed, and approximately 35% of the over $10 billion PIK debentures issued through year-end 1988 have been retired.

ZERO COUPON "STRIPPED" BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest or principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers or dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by Keystone, when the income to be earned from the loan justifies the attendant risks.

                     --------------------------------------
                                KEYSTONE CLASSIC
                                  FUND FAMILY

                                        *

                            Quality Bond Fund (B-1)
                          Diversified Bond Fund (B-2)
                          High Income Bond Fund (B-4)
                              Balanced Fund (K-1)
                          Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                           Mid-Cap Growth Fund (S-3)
                        Small Company Growth Fund (S-4)
                               International Fund
                            Precious Metals Holdings
                                 Tax Free Fund
                                  Liquid Trust
                     --------------------------------------



---------------------------------
       Evergreen Keystone
[logo]       FUNDS        [logo]
---------------------------------

Evergreen Keystone Distributor, Inc.
125 West 55th Street
New York, New York 10019



KIF-P 2/97
10M
540119                 [recycle logo]





                     ---------------------------------------
                                    KEYSTONE

                                [graphic omitted]

                                 INTERNATIONAL
                                      FUND

                     ---------------------------------------




                       ---------------------------------
                               Evergreen Keystone
                       [logo]        FUNDS        [logo]
                       ---------------------------------

                                 PROSPECTUS AND
                                   APPLICATION

                        KEYSTONE INTERNATIONAL FUND INC.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                        KEYSTONE INTERNATIONAL FUND INC.

                                February 28, 1997



         This statement of additional information (the "SAI") is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone International Fund Inc. (the "Fund") dated February 28, 1997. You may obtain a copy of the prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer. See "Service Providers" below.



-------------------------------------------------------------------------------


                                TABLE OF CONTENTS


--------------------------------------------------------------------------------




The Fund ....................................................................2

Service Providers............................................................2

Investment Restrictions......................................................3

Distributions and Taxes......................................................4

Valuation of Securities......................................................5

Brokerage....................................................................5

Sales Charges................................................................7

Distribution Plan............................................................8

Directors and Officers......................................................10

Investment Adviser..........................................................13

Principal Underwriter.......................................................15

Sub-administrator...........................................................15

Expenses ...................................................................16

Standardized Total Return and Yield Quotations..............................17

Financial Statements........................................................17

Additional Information......................................................18

Appendix ..................................................................A-1

--------------------------------------------------------------------------------

                                    THE FUND

--------------------------------------------------------------------------------


         The Fund is an open-end, diversified management investment company. The Fund's primary investment objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income on its investments. At this time, the Fund follows a policy of investing solely in securities of non- U.S. issuers. Investments may be held on a short-term basis when the Fund considers it desirable.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

Service                               Provider
------------------------------------- ---------------------------------------------------------
Investment adviser (referred to       Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")            Street, Boston, Massachusetts 02116.  (Keystone is a
                                      wholly-owned subsidiary of First Union Keystone, Inc.
                                      (formerly, Keystone Investments, Inc.) ("First Union
                                      Keystone"), also located at 200 Berkeley Street, Boston,
                                      Massachusetts 02116.)
Principal underwriter ( referred      Evergreen Keystone Distributor, Inc. (formerly, Evergreen
to in this SAI as "EKD" or the        Funds Distributor, Inc.), 125 W. 55th Street, New York,
"Principal Underwriter")              New York 10019.
Marketing services agent and          Evergreen Keystone Investment Service, Inc. (formerly,
predecessor to EKD (referred to       Keystone Investment Distributors Company), 200 Berkeley
in this SAI as "EKIS")                Street, Boston, Massachusetts 02116.
Sub-administrator (referred to in     The BISYS Group, Inc., 3435 Stelzer Road, Columbus, Ohio
this SAI as "BISYS")                  43219.
Transfer and dividend                 Evergreen Keystone Service Company (formerly, Keystone
disbursing agent (referred to in      Investor Resource Center, Inc.), 200 Berkeley Street,
this SAI as "EKSC")                   Boston, Massachusetts 02116.  (EKSC is a wholly-owned
                                      subsidiary of Keystone.)
Independent                           auditors  KPMG Peat  Marwick LLP,
                                      99    High    Street,     Boston,
                                      Massachusetts  02110,   Certified
                                      Public Accountants.
Custodian                             State Street Bank and Trust Company, 225 Franklin
                                      Street, Boston, Massachusetts 02110.



--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without a vote of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do any of the following:

         (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         (2)invest in more than 10% of the outstanding voting securities of any one issuer;

         (3) invest more than 5% of the value of its total assets in companies that have been in operation for less than three years;

         (4) borrow money, except that the Fund may borrow money from banks and/or enter into reverse repurchase agreements for emergency or extraordinary purposes in aggregate amounts up to 10% of its gross assets, computed at the lower of cost or current value, provided that no additional investments shall be made at any time that outstanding borrowings (including amounts payable under reverse repurchase agreements) exceed 5% of the Fund's gross assets;

         (5) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         (6) purchase real estate or commodities or commodity contracts, except that the Fund may enter into currency or other financial futures contracts and engage in related options transactions;

         (7) invest in a company for the purpose of exercising control over or management of any issuer;

         (8)  make margin purchases or short sales of securities;

         (9) lend any of its assets, except through the purchase of debt securities of a type commonly distributed or sold publicly or privately to financial institutions and except that the Fund may lend limited amounts of its portfolio securities to broker dealers;

         (10) invest more than 25% of its assets in the securities of issuers in any single industry; and

         (11) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company.

         In addition, the Fund will not issue senior securities, except as appropriate to evidence indebtedness that the portfolio is permitted to incur pursuant to Investment Restriction (4) above and except for shares of any additional series or portfolios that may be established by the Directors.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.

         The Fund has no current intention of purchasing the securities of other investment companies. Purchasing such securities would result in Fund investors indirectly bearing a proportionate share of the expenses of such investment companies, including their operating costs and investment advisory and administrative fees. If the Fund were to purchase such securities, such purchase would not result in the Fund owning immediately after the purchase securities of such investment company having a value in excess of 5% of the Fund's total assets, nor in the Fund owning securities of more than one investment company with an aggregate value in excess of 10% of the Fund's total assets.


--------------------------------------------------------------------------------

                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

         You will ordinarily receive distributions in shares, unless you elect before the record date to receive them as cash. Unless the Fund receives instructions to the contrary, it will assume that you wish to receive that distribution and future gains and income distributions in shares. Your instructions continue in effect until changed in writing. If you have not opted to receive cash, the Fund will determine the number of shares that you should receive based on its net asset value per share as computed at the close of business on the ex-dividend date after adjustment for the distribution.

         Capital gains distributions that reduce the net asset value of your shares below your cost are, to the extent of the reduction, a return of your investment. Since distributions of capital gains depend upon profits realized from the sale of the Fund's portfolio securities, they may or may not occur.

         Distributions are taxable whether you receive them in cash or additional shares. Long-term capital gains distributions are taxable as such regardless of how long you have held the shares. If, however, you hold the Fund's shares for less than six months and redeem them at a loss, you will recognize a long-term capital loss to the extent of the long-term capital gain distribution received in connection with such shares. The Fund intends to distribute only such net capital gains and income as it has predetermined, to the best of its ability, to be taxable as ordinary income. The Fund's income distributions may be eligible in whole or in part for the corporate 70% dividends received deduction.

         The Fund will advise you annually as to the federal income tax status of your distributions. These comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Your dividends and distributions may also be subject to state and local taxes.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit and deductions are subject to certain limitations.


--------------------------------------------------------------------------------

                             VALUATION OF SECURITIES

--------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined in the following manner:

         1. Securities traded on an established exchange are valued on the basis of the last sales price on the exchange where primarily traded prior to the time of valuation; (Currently, values of Fund investments quoted in other than U.S. dollars are converted into U.S. dollar equivalents at the midday foreign exchange rate as reported by the Dow Jones News Service.)

         2. Securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         3. Short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         4. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at market value;

         5. Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         6. The Fund's Board of Directors values the following securities at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities, if in the opinion of the Board of Directors the last sales price does not reflect a current market value or if no sale occurred; and
                  (c) other assets.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures approved by the Directors. The Board of Directors has authorized the use of a pricing service to determine the fair value of its fixed income securities and certain other securities. Securities for which market quotations are readily available are valued on a consistent basis at the price quoted that, in the opinion of the Board of Directors or the person designated by the Board of Directors to make the determination, most nearly represents the market value of the particular security.


--------------------------------------------------------------------------------

                                    BROKERAGE

--------------------------------------------------------------------------------

Selection of Brokers

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund;

         2.       the efficiency with which the transaction is effected;

         3. the broker's ability to effect the transaction where a large block is involved;

         4. the broker's readiness to execute potentially difficult transactions in the future;

         5.       the financial strength and stability of the broker; and

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive research services, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of such research services are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such research services. Similarly, the Fund may indirectly benefit from research services made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither   the  Fund  nor   Keystone   intends  on  placing   securities
transactions with any particular broker. The Fund's Board of Directors has determined, however, that the Fund may consider sales of Fund shares as a factor when selecting brokers to execute portfolio transactions, subject to the requirements of best execution described above.

Brokerage Commissions

          Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where it effects transactions in the over the counter market, the Fund will deal with primary market makers, unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Directors will, from time to time, review the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Directors may change, modify or eliminate any of the foregoing practices.


--------------------------------------------------------------------------------

                                  SALES CHARGES

--------------------------------------------------------------------------------

         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years after you purchase the shares. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD or its predecessor.

Calculating the CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the total cost of such shares. The CDSC is calculated according to the following schedule:

         Redemption Timing                                                 CDSC
         During the calendar year of purchase.............................4.00%
         During the calendar year after the
           year of purchase...............................................3.00%
         During the second calendar
           year after the year of purchase................................2.00%
         During the third calendar year
           after the year of purchase.....................................1.00%
         Thereafter.......................................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund assumes that you have redeemed shares not subject to a CDSC first. The Fund then redeems shares you have held the longest first.

CDSC Waivers

         Redemptions. The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the value of the shares redeemed (the value of your account with respect to shares purchased prior to January 1, 1997) above the total cost of such shares due to increases in the net asset value per share of the Fund;
         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;
         3.       shares  you  have  held  for   all  or part of more than four
                  consecutive calendar years;
         4. shares that are in the accounts of a shareholder who has died or become disabled;
         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");
         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;
         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;
         8. automatic withdrawals under a Systematic Income Plan of up to 1% per month of your initial account balance;
         9. withdrawals consisting of loan proceeds to a retirement plan participant;
         10. financial hardship withdrawals made by a retirement plan participant;
         11.      withdrawals  consisting of returns of excess  contributions or excess deferral amounts made to a retirement plan; or
         12.      shares  purchased  by a bank  or  trust  company  in a  single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other fund in the Keystone Classic Fund Family and/or any Keystone America Fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested.

         Exchanges. The Fund does not charge a CDSC on exchanges of shares between funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.

         Sales. The Fund may sell shares at the public offering price, which is equal to net asset value, without the imposition of a CDSC to:

         1. any Director, Trustee, officer, full-time employee or sales representative of the Fund, First Union Keystone, Keystone, EKD or their affiliates, who has held such position for at least ninety days; and

         2. the pension and profit-sharing plans established by such companies and their affiliates, for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives.

However, the Fund will only sell shares to these parties upon the purchaser's written assurance that he or she is buying the shares for investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund.


--------------------------------------------------------------------------------

                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares, if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a distribution plan adopted pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits such annual expenditures to 1.00%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1.00% on unpaid amounts thereof (less any CDSCs paid by shareholders to EKD or EKIS).

         Payments under the Distribution Plan are currently made to EKD (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold; (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specific periods; and (3) as interest. Amounts paid or accrued to EKD and EKIS in the aggregate may not exceed the limitation referred to above. EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold. In addition, EKD generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay commissions and service fees for broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse Advances, EKD and EKIS intend to seek full reimbursement for Advances from the Fund (together with interest at the rate of prime plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Fund's Independent Directors (Directors who are not interested persons, as defined in 1940 Act, of the Fund and who have no direct or indirect financial interest in operation of the Fund's distribution plan or any agreement related thereto) authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Directors quarterly. The Fund's Independent Directors may require or approve changes in the implementation or operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Directors, or by vote of a majority of the outstanding voting securities of the Fund. If the Distribution Plan is terminated, EKD or EKIS will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

         Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of both (1) the Fund's Directors, and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

         The Independent Directors have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.

--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS

--------------------------------------------------------------------------------

         The Directors and officers of the Fund, their addresses, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:     Director  of the Fund;  Trustee or  Director  of all other funds  in  the  Keystone  Families  of  Funds;  Professor,
                      Finance   Department,    George   Washington   University;
                      President,  Amling  &  Company  (investment  advice);  and
                      former  Member,   Board  of  Advisers,   Credito   Emilano
                      (banking).

LAURENCE B. ASHKIN:   Director  of the Fund;  Trustee or  Director  of all other funds  in the  Keystone  Families  of  Funds;  Trustee  or
                      Director of all the funds in the Evergreen Family of Funds
                      other  than  Evergreen   Investment   Trust;  real  estate
                      developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

*FOSTER BAM:          Director  of the Fund;  Trustee or  Director  of all other funds  in the  Keystone  Families  of  Funds;  Trustee  or
                      Director of all the funds in the Evergreen Family of Funds other than Evergreen  Investment Trust; Partner in the law firm of Cummings &  Lockwood;  Director,  Symmetrix,  Inc.
                      (sulphur  company)  and  Pet  Practice,  Inc.  (veterinary services);  and  former  Director,  Chartwell  Group  Ltd.
                      (Manufacturer  of  office  furnishings  and  accessories),
                      Waste  Disposal  Equipment  Acquisition   Corporation  and
                      Rehabilitation   Corporation  of  America  (rehabilitation
                      hospitals).

*GEORGE S. BISSELL:   Chief  Executive  Officer,   Chairman  of  the  Board  and
                      Director of the Fund; Chief Executive Officer, Chairman of
                      the Board and  Trustee or  Director  of all other funds in the Keystone Families of Funds;  Chairman of the Board and
                      Trustee  of  Anatolia   College;   Trustee  of  University
                      Hospital  (and  Chairman  of  its  Investment  Committee);
                      former  Director  and  Chairman  of the Board of  Hartwell
                      Keystone; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments, Inc.
                      ("Keystone Investments").

EDWIN D. CAMPBELL:    Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Principal, Padanaram Associates, Inc.; and former Executive Director,
                      Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN:    Director  of the Fund;  Trustee or  Director  of all other funds  in the  Keystone  Families  of  Funds;  and  former
                      Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:       Director  of the Fund;  Trustee or  Director  of all other
                      funds  in  the  Keystone   Families  of  Funds;   Trustee,
                      Treasurer and Chairman of the Finance Committee, Cambridge
                      College;   Chairman   Emeritus  and   Director,   American
                      Institute  of  Food  and  Wine;  Chairman  and  President,
                      Oldways   Preservation  and  Exchange  Trust  (education);
                      former Chairman of the Board, Director, and Executive Vice
                      Presi dent, The London Harness  Company;  former  Managing
                      Partner,  Roscommon Capital Corp.;  former Chief Executive
                      Officer,  Gifford  Gifts of Fine Foods;  former  Chairman,
                      Gifford,    Drescher   &   Asso   ciates    (environmental
                      consulting); and former Director, Keystone Investments and Keystone.

JAMES S. HOWELL:      Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Chairman and Trustee or Director of all the funds in the Evergreen
                      Family  of  Funds;  former  Chairman  of the  Distribution
                      Foundation for the Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY KEITH, JR.:     Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone  Families of Funds;  Chairman of the
                      Board  and  Chief  Executive   Officer,   Carson  Products
                      Company;   Director  of  Phoenix  Total  Return  Fund  and
                      Equifax,  Inc.;  Trustee of Phoenix  Series Fund,  Phoenix
                      Multi-Portfolio  Fund,  and The  Phoenix  Big Edge  Series
                      Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.:   Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone  Families of Funds;  Chairman and Of
                      Counsel, Keyser, Crowley & Meub, P.C.; Member,  Governor's
                      (VT) Council of Eco nomic Advisers;  Chairman of the Board and Director,  Central Vermont Public Service  Corporation
                      and Lahey  Hitchcock  Clinic;  Di rector,  Vermont  Yankee
                      Nuclear Power Corporation,  Grand Trunk Corporation, Grand
                      Trunk  Western  Railroad,   Union  Mutual  Fire  Insurance
                      Company, New England Guaranty Insurance Company, Inc., and
                      the  Investment  Company  Institute;  former  Director and
                      President,   Associated  Industries  of  Vermont;   former
                      Director  of  Keystone,  Central  Vermont  Railway,  Inc.,
                      S.K.I.   Ltd.,  and  Arrow  Financial  Corp.;  and  former
                      Director and Chairman of the Board, Proctor Bank and Green
                      Mountain Bank.

GERALD M. MCDONNELL:  Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; and Sales Representative with Nucor-Yamoto, Inc. (Steel producer).

THOMAS L. MCVERRY:    Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; former Vice President and Director of Rexham
                      Corporation;  and former Director of Carolina  Cooperative
                      Federal Credit Union.

*WILLIAM WALT PETTIT: Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:  Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Vice Chair and former Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruit ment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III MD:
                      Director of the Fund; Trustee or Director of all other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:  Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Trustee or Director of all the funds in the Evergreen Family of Funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:     Director  of the Fund;  Trustee or  Director  of all other
                      funds  in  the  Keystone  Families  of  Funds;   Chairman,
                      Environmental Warranty, Inc. (insurance agency); Executive
                      Consultant,    Drake   Beam   Morin,    Inc.    (executive
                      outplacement);   Director  of   Connecticut   Natural  Gas
                      Corporation,    Hartford   Hospital,   Old   State   House
                      Association,   Middlesex  Mutual  Assurance  Company,  and
                      Enhance  Financial  Services,  Inc.;  Chairman,  Board  of
                      Trustees,   Hartford  Graduate  Center;  Trustee,  Greater
                      Hartford YMCA;  former  Director,  Vice Chairman and Chief
                      Investment  Officer,  The  Travelers  Corporation;  former
                      Trustee,  Kingswood-Oxford  School;  and  former  Managing
                      Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS:     Director  of the Fund;  Trustee or  Director  of all other funds in the Keystone Families of Funds; Partner, Farrell,
                      Fritz,  Caemmerer,  Cleary,  Barnosky &  Armentano,  P.C.;
                      Adjunct  Professor of Law and former  Associate  Dean, St.
                      John's University School of Law; Adjunct Professor of Law,
                      Touro College School of Law; and former President,  Nassau
                      County Bar Association.

JOHN J. PILEGGI:      President  and  Treasurer  of  the  Fund;   President  and
                      Treasurer of all other funds in the  Keystone  Families of
                      Funds;  President  and  Treasurer  of all the funds in the
                      Evergreen  Family  of  Funds;  Senior  Managing  Director,
                      Furman Selz LLC since 1992; Managing Director from 1984 to
                      1992;  Consultant to BISYS Fund Services  since 1996;  230
                      Park Avenue, Suite 910, New York, New York.

GEORGE O. MARTINEZ:   Secretary of the Fund; Secretary of all other funds in the
                      Keystone Families of Funds; Secretary of all the funds in the Evergreen Family of Funds; Senior Vice President and
                      Director of Administration and Regulatory Services,  BISYS
                      Fund Services since 1995; Vice President/Assistant General
                      Counsel,  Alliance  Capital  Management from 1988 to 1995;
                      3435 Stelzer Road, Columbus, Ohio.

* This Director may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         For the fiscal year ended October 31, 1996, none of the Directors or officers of Keystone received any direct remuneration from the Fund. For the fiscal year ended October 31, 1996, annual retainers and meeting fees paid by all funds in the Keystone Families of Funds (which includes over 30 mutual funds) totaled approximately $411,000. As of January 31, 1997, none of the Directors or officers of Keystone beneficially owned any of the Fund's then outstanding shares.

         Except as set forth above, the address of all of the Fund's Directors and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

--------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Directors, Keystone provides investment advice, management and administrative services to the Fund. Keystone, organized in 1932, is a wholly-owned subsidiary of First Union Keystone. First Union Keystone provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone and its affiliates and the Keystone Families of Funds.

         On December 11, 1996, Keystone Investments, the predecessor corporation to First Union Keystone and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, an indirect, wholly-owned subsidiary of BISYS. The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996, belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Directors, Keystone furnishes to the Fund investment advisory, management and administrative services, office facilities and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Directors; (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Directors' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Directors of the Fund on matters relating to the Fund; and (14) charges and expenses of filing annual and other reports with the SEC and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                    Aggregate Net Asset
Management                                          Value of the Shares
Fee                                                         of the Fund
-----------------------------------------------------------------------


0.75% of the first                                  $ 200,000,000, plus
0.65% of the next                                   $ 200,000,000, plus
0.55% of the next                                   $ 200,000,000, plus
0.45% of amounts over                               $ 600,000,000.


Keystone's fee is computed as of the close of business each business day and payable monthly.

         The fee is higher than that charged to most investment companies. The fee is comparable, however, to fees charged to other global and international funds, which together with the Fund, are subject to the higher costs involved in managing a portfolio of predominantly international securities.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Directors or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.


--------------------------------------------------------------------------------

                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------

         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaced EKIS as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Fund's Independent Directors, and (ii) by vote of a majority of the Fund's Directors, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Directors or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.


--------------------------------------------------------------------------------

                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------

         BISYS provides officers and certain administrative services to the Fund pursuant to a sub-administration agreement. For its services under that agreement BISYS will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of the Fund.


--------------------------------------------------------------------------------

                                    EXPENSES

--------------------------------------------------------------------------------

Investment Advisory Fees

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by (1) the Fund to Keystone Management, Inc., the Fund's former investment manager, for investment management and administrative services rendered and (2) by Keystone Management to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."


                                             Percent of Fund's
                      Fee Paid to Keystone   Average Net Assets  Fee Paid to
                      Management under       represented by      Keystone under
                      the Management         Keystone            the Advisory
Fiscal Year Ended     Agreement              Management's Fee    Agreement
------------------    --------------------   ------------------- --------------
October 31, 1996      $1,076,770             0.75%               $915,255
October 31, 1995      $   985,652            0.75%               $ 837,804

September 30, 1994*   $1,094,303             0.75%               $ 930,158


* In addition, for the one-month period ended October 31, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $98,556, which represented 0.75% (annualized) of the Fund's average net assets. Of such amount paid to Keystone Management, $83,773 was paid to Keystone under the Advisory Agreement.

Distribution Plan Expenses

         For the fiscal year ended October 31, 1996, the Fund paid $1,442,473 to EKIS under its Distribution Plan. For more information, see "Distribution Plan."

Underwriting Commissions

         For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKIS. For more information, see "Principal Underwriter" and "Sales Charges."


                                                     Aggregate Dollar Amount of
                       Aggregate Dollar Amount of    Underwriting Commissions
Fiscal Year Ended      Underwriting Commissions      Retained by EKIS
---------------------  ---------------------------   ---------------------------
October 31, 1996       $1,382,238                    $442,507
October 31, 1995       $1,486,838                    $807,110
September 30, 1994*    $1,287,751                    $(135,822)


* In addition, for the one-month period ended October 31, 1994, aggregate underwriting commissions equal approximately $121,594, of which amount $70,703 was retained by EKIS.

Brokerage Commissions

For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amount paid by the Fund in brokerage fees.


                                  Aggregate Dollar Amount of
Period Ended                      Brokerage Commissions Paid
----------------------------      -----------------------------------------
October 31, 1996                  $749,530
October 31, 1995                  $707,000
One-month period                  $0
ended October 31,
1994
Twelve-month period               $923,756
ended September 30,
1994


--------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five and ten year periods.

         The cumulative total return of the Fund for the one, five and ten year periods ended October 31, 1996 was 7.47% (including CDSCs), 54.70% and 92.72%, respectively. The compounded average rates of return for the five and ten year periods ended October 31, 1996 were 9.12% and 6.78%, respectively.



--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the SEC:

         Schedule of Investments as of October 31, 1996;

         Financial Highlights for each of the years in the two-year period ended October 31, 1996, the eight-year period ended September 30, 1994 and the one-month period ended October 31, 1994;

         Statement of Assets and Liabilities as of October 31, 1996;

         Statement of Operations for the year ended October 31, 1996;

         Statements of Changes in Net Assets for each of the years in the two-year period ended October 31, 1996;

         Notes to Financial Statements; and

         Independent Auditors' Report dated November 29, 1996.

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

Redemptions in Kind

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other Fund property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

General

         As of January 31, 1997,  MLPF&S for the Sole Benefit of its  Customers,
Attn: Fund Administration, 4800 Deer Lake Dr. E 3rd Fl, Jacksonville, FL 32246-6484 owned 8.871% of the outstanding shares of the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or EKD. No person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

--------------------------------------------------------------------------------

                                    APPENDIX

--------------------------------------------------------------------------------


                       COMMON AND PREFERRED STOCK RATINGS


S&P's Earnings and Dividend Rankings for Common Stocks

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on per-share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+  Highest            B+  Average               C  Lowest

 A   High               B   Below Average         D  In Reorganization

 A-  Above Average      B-  Lower

         S&P believes its rankings are not a forecast of future market price performance but are basically an appraisal of past performance of earnings and dividends and relative current standing.

Moody's Common Stock Rankings

         Moody's Investors Service (Moody's) presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long-term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long-term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position.

Evaluation is represented by the following grades:

          (1)  High Grade

          (2)  Investment Grade

          (3)  Medium Grade

          (4)  Speculative Grade



Moody's Preferred Stock Ratings

         Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well-safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         7. caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         8. ca: An issue that is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                             CORPORATE BOND RATINGS



S&P Corporate Bond Ratings

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         6. CI - The rating CI is reserved for income bonds on which no interest is being paid.

         7. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Corporate Bond Ratings

         Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

         6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds that are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


       Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                            MONEY MARKET INSTRUMENTS


         The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation, Prime-1 by Moody's or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

Commercial Paper Ratings

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

United States Government Securities

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

Certificates of Deposits

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

Bankers' Acceptances

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                              OPTIONS TRANSACTIONS



Writing Covered Options

         The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

         Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

         An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

Option Writing and Related Risks

         The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the exercise price during the option period.

         So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges ("Exchanges"), to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new debt securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, in a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

Options Trading Markets

         Options that the Fund will trade are generally listed on Exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the American, Pacific, and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and the statement of additional information.

         The staff of the Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its fundamental investment restriction prohibiting it from investing more than 10% of its net assets (taken at current value) in any combination of illiquid assets and securities.

Special Considerations Applicable to Options

         On Treasury Bonds and Notes. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

         On Treasury Bills. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with its Custodian liquid assets maturing no later than those that would be deliverable in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

         On GNMA Certificates. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over the counter market or, should they commence trading, on any Exchange.

         Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

         A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

         Risks Pertaining to the Secondary Market. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

         The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.



               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS



         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by so doing, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions that are related to commodity futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed that specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

Interest Rate Futures Contracts

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association ("GNMA") certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

Index Based Futures Contracts

Stock Index Futures Contracts

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

Other Index Based Futures Contracts

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

Options on Currency and Other Financial Futures

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

Purchase of Put Options on Futures Contracts

         The purchase of protective put options on commodity futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

Purchase of Call Options on Futures Contracts

         The purchase of a call option on a commodity futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

Use of New Investment Techniques Involving Commodity Futures Contracts or Related Options

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

Federal Income Tax Treatment

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision that effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

Risks of Futures Contracts

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Options on Futures Contracts

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.



                          FOREIGN CURRENCY TRANSACTIONS



         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

Forward Currency Contracts

         As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

Currency Futures Contracts

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA"). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies that will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

Foreign Currency Options Transactions

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss francs and Canadian dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

Purchase of Put Options on Foreign Currencies

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

Purchase of Call Options on Foreign Currencies

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

Currency Trading Risks

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

Exchange Rate Risk

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

Maturity Gaps and Interest Rate Risk

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short-term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

Credit Risk

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges, the Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts that are advantageous to the company but disclaim those contracts that are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

Country Risk

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules that interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and control on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                        KEYSTONE INTERNATIONAL FUND INC.

                                     PART C

                                OTHER INFORMATION


Item 24.    Financial Statements and Exhibits


Item 24(a).  Financial Statements

The Audited Financial Statements listed below are incorporated by reference to Registrant's Annual Report dated October 31, 1996:


Schedule of Investments                              October 31, 1996

Financial Highlights                                 For each of the years in
                                                     the two-year period ended
                                                     October 31, 1996, and each
                                                     of the years in the
                                                     eight-year period ended
                                                     September 30, 1994 and the
                                                     one-month period ended
                                                     October 31, 1994

Statement of Assets and Liabilities                  October 31, 1996

Statement of Operations                              Year ended October 31, 1996

Statements of Changes in Net Assets                  For each of the years in
                                                     the two-year period ended
                                                     October 31, 1996

Notes to Financial Statements

Independent Auditors' Report                         November 29, 1996

Item 24(b).       Exhibits

 (1)     Articles of Organization, as amended ("Articles of Organization") (1).

 (2)(a)  By-Laws, as amended (the "By-Laws")(2).
    (b)  Amendment to By-Laws (3).

 (3)     Not applicable.

 (4)(a)  Specimen of the security issued by the Registrant (1).
    (b)  Articles of Organization (1).
    (c)  By-Laws, Articles I and III(2).

 (5) Investment Advisory Agreement between Registrant and Keystone Investment Management Company (the "Advisory Agreement") (3).

 (6)(a) Form of Principal Underwriting Agreement among Registrant, certain other entities, and Evergreen Keystone Distributors, Inc. (the "Underwriting Agreement")(3).
    (b) Form of Dealer Agreement used by Keystone Investment Distributors Company (3).

 (7)     Not applicable.

 (8) Custodian, Fund Accounting and Recordkeeping Agreement, between Registrant and State Street Bank and Trust Company, as amended (2).

 (9)(a) Form of Marketing Sevices Agreement between Evergreen Keystone Distributor, Inc. and Evergreen Keystone Investment Services, Inc.(3).
    (b) Form of Sub-Administration Agreement between Keystone Investment Management Company and Furman Selz LLC(3).
    (c) Principal Underwriting Agreement among Registrant, certain other entities, and Evergreen Keystone Investment Services, Inc. (the "Continuation Agreement")(3).

(10)     Opinion  and a consent of counsel (5).

(11)     Consent as to the use of the Independent Auditors' Report (4).

(12)     Not applicable.

(13)     Not applicable.

(14) Model plans used in the establishment of retirement plans in connection with which Registrant offers its securities (6).

(15)     Registrant's Distribution Plan adopted pursuant to Rule 12b-1 (2).

(16)     Performance data schedule (4).

(17)     Financial data schedule (4).

(18)     Not applicable.

(19)     Powers of Attorney (4).
____________________________

(1) Filed with Post-Effective Amendment No. 29 ("Post-Effective Amendment No. 29") to Registration Statement No. 2-21640/8121-1231 (the "Registration Statement") and incorporated by reference herein.
(2) Filed with Post-Effective Amendment No. 63 ("Post-Effective Amendment No. 63") to the Registration Statement and incorporated by reference herein.
(3) Filed with Post-Effective Amendment No. 64 ("Post-Effective Amendment No. 64") to the Registration Statement and incorporated by reference herein.
(4)  Filed herewith.
(5) Filed with Registrant's Rule 24f-2 Notice on December 20, 1996 (the "24f-2 Notice") and incorporated by reference herein.
(6) Filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 for Keystone Balanced Fund (K-1) and incorporated by reference herein.


Item 25. Persons Controlled by or under Common Control with Registrant

         Not Applicable


Item 26. Number of Holders of Securities

                                                      Number of Record
         Title of Class                         Holders as of January 31, 1997
         --------------                         --------------------------------
         Common Stock,
         $1.00 par value                               20,362


Item 27. Indemnification

     Provisions for the indemnification of Registrant's Directors, officers, underwriters and affiliated persons of the Registrant are contained in the Articles of Organization, a copy of which was filed with Post-Effective Amendment No. 29 and is incorporated by reference herein.

     Provisions for the indemnification of Evergreen Keystone Distrbutors, Inc., Registrant's principal underwriter, are contained in Section 9 of the Underwriting Agreement, a copy of which is filed herewith.

     Provisions for the indemnification of Evergreen Keystone Investment Services, Inc., Registrant's former principal underwriter, are contained in
Section 5 of the Continuation Agreement, a copy of which was filed with Post-Effective Amendment No. 64 and is incorporated by reference herein.

     Provisions for the indeminification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 6 of the Advisory Agreement, a copy of which was filed with Post-Effective Amendment No. 64 and is incorporated by reference herein.


Item 28. Business and other Connections of Investment Advisers

     The following tables list the names of the various officers and directors of and Keystone Investment Management Company, Registrant's investment manager and adviser, and their respective positions. For each named individual, the tables list, for at least the past two years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.


                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer                    First Union Keystone
                                                                Investments, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc.
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.

Barbara J. Colvin                   Director                  Chief Operating Officer
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Senior Vice President
                                                                First Union Corporation

William M. Ennis II                 Director                  President
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Senior Vice President
                                                                First Union Corporation

Donald McMullen                     Director                  Executive Vice President
                                                                First Union Corporation

Philip M. Byrne                     Senior Vice               Senior Vice President:
                                     President                First Union Keystone Investments, Inc.
                                                              Formerly:
                                                                President and Director:
                                                                Keystone Institutional Company, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Chief Operating Officer    Director, Senior Vice President,
Godfrey                                                       Chief Financial Officer and Treasurer:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  First Union Keystone Investments, Inc.
                                    General Counsel           Senior Vice President, General Counsel and Director:
                                    and Secretary               Evergreen Keystone Service Company
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreem Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.


John Addeo                         Vice President             None

Andrew Baldassarre                 Vice President             None

David Benhaim                      Vice President             None

Donald Bisson                      Vice President             None

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Betsy Hutchings                    Sr. Vice President         None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

Walter McCormick                   Sr. Vice President         None

James D. Medredeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

George Wilkins, Jr.                Sr. Vice President         None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None



Item 29.  Principal Underwriter

     (a) Evergreen Funds Distributor, Inc., which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:


               Keystone Quality Fund (B-1)
               Keystone Diversified Bond Fund (B-2)
               Keystone High Income Bond Fund (B-4)
               Keystone Balanced Fund (K-1)
               Keystone Strategic Growth Fund (K-2)
               Keystone Growth and Income Fund (S-1)
               Keystone Mid-Cap  Growth Fund (S-3)
               Keystone Small  Company  Growth Fund (S-4)
               Keystone Balanced Fund II
               Keystone Capital  Preservation  and Income  Fund
               Keystone Fund for Total Return
               Keystone Fund of the Americas
               Keystone Global  Opportunities  Fund
               Keystone Global Resources and Development Fund
               Keystone Government Securities Fund
               Keystone America Hartwell Emerging Growth Fund, Inc. Keystone Institutional Adjustable Rate Fund
               Keystone Institutional Trust
               Keystone Intermediate Term Bond Fund
               Keystone Liquid Trust
               Keystone Omega Fund
               Keystone Precious Metals Holdings, Inc.
               Keystone Small Company Growth Fund II
               Keystone State Tax Free Fund
               Keystone State Tax Free Fund - Series II
               Keystone Strategic Income Fund
               Keystone Tax Free Fund
               Keystone Tax Free Income Fund
               Keystone World Bond Fund
               Evergreen Trust
               The Evergreen Equity Trust
               The Evergreen Limited Market Fund, Inc.
               Evergreen Growth and Income Fund
               The Evergreen Total Return Fund
               The Evergreen American Retirement Trust
               The Evergreen Foundation Trust
               The Evergreen Municipal Trust
               The Evergreen Money Market Fund
               Evergreen Investment Trust
               Evergreen Lexicon Trust
               Evergreen Tax Free Trust
               Evergreen Variable Trust



     (b) Information with respect to each officer and director of Registrant's principal underwriter follows.


                             POSITION WITH                      POSITION WITH
NAME                         EVERGREEN KEYSTONE                 REGISTRANT
---------------              ------------------                 ---------------
Robert A. Hering*            President                          None

Michael C. Petrycki*         Vice President                     None

Gordon M. Forrester*         Vice President                     None

Lawrence Wagner*             Vice President,
                             Chief Financial Officer            None

Steven D. Blecher*           Vice President,
                             Treasurer, Secretary               None

Elizabeth Q. Solazzo*        Assistant Secretary                None

Thalia M. Cody*              Assistant Secretary                None

   * Located at 230 Park Avenue, New York, New York 10169


     (c)  Not applicable.


Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts  02277


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

     Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of February 1997.


                                       KEYSTONE INTERNATIONAL FUND INC.


                                       By:/s/ George S. Bissell
                                          ------------------------------
                                          George S. Bissell
                                          Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registrant's registration statement has been signed below by the following persons in the capacities indicated on the 28th day of February 1997.



/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ James M. Wall
-----------------------------
James M. Wall**
Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                                     Page Number
                                                                   In Sequential
Exhibit Number      Exhibit                                    Numbering System
--------------      -------                                    ----------------

     1              Articles of Organization (1)

     2     (a)      By-Laws (2)
           (b)      Amendment to Bylaws (3)


     4     (a)      Specimen Stock Certificate (1)
           (b)      Articles of Incorporation (1)
           (c)      Bylaws, Articles I and VIII (2)

     5              Advisory Agreement (3)

     6     (a)      Form of Underwriting Agreement (3)
           (b)      Form of Dealer Agreement (3)

     8              Custodian, Fund Accounting and
                      Recordkeeping Agreement, as amended (2)

     9     (a)      Form of Marketing Services Agreement (3)
           (b)      Form of Sub-Administrator Agreement (3)
           (c)      Continuation Agreement (3)

    10              Opinion and Consent of Counsel (5)

    11              Independent Auditors' Consent (4)

    14              Model Retirement Plans (6)

    15              Distribution Plan  (2)

    16              Performance Data Schedule (4)

    17              Financial Data Schedule (filed as Exhibit 27) (4)

    19              Powers of Attorney (4)

----------------------------------

     (1) Incorporated herein by reference to Post-Effective Amendment No. 29.

     (2) Incorporated herein by reference to Post-Effective Amendment No. 63.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 64.

     (4) Filed herewith.

     (5) Incorporated by reference to the 24f-2 Notice.

     (6) Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.